Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel P. Moran
Title:	VP Operations
Phone:	314-997-1277
Signature, Place, and Date of Signing:

	Daniel P. Moran		St Louis MO		September 30, 2006

Report Type (Check only one.):

[x ]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	118

Form 13F Information Table Value Total:	$375,018






List of Other Included Managers:

  No.	13F File Number	Name

Security
Type
Cusip
Market
Value
Quantity
Mgrs
Sole
Voting
Authority
Shared
None
Adobe Systems Inc.
COM
00724F101
1293
34455

8295

26160
AES Corporation
COM
00130h105
8212
402754

106024

296730
Airtran Holdings Inc. Convertible Notes
CONV
00949PAB4
365
300000

0

300000
Akamai Technologies Inc.
COM
00971T101
12026
240565

62420

178145
Alltel Corporation
COM
020039103
476
8585

2495

6090
Amer Intl. Group Inc.
COM
026874107
251
3782

3632

150
Amer Oriental Bioengineering
COM
028731107
138
22650

4150

18500
Ameren Corporation
COM
023608102
239
4518

768

3750
America Movil SA DE CV Sponsor ADR
COM
02364w105
11124
282547

75177

207370
Amgen Incorporated
COM
031162100
1353
18920

4665

14255
AMR Corporation Convertible Senior Notes
CONV
001765BB1
315
250000

0

250000
Apple Computer, Inc.
COM
037833100
11198
145463

38783

106680
Aqua America Inc.
COM
03836w103
1127
51377

11212

40165
Archer Daniels Midland Co.
COM
039483102
6384
168529

45244

123285
Automatic Data Processing
COM
053015103
1135
23980

5815

18165
Avery Dennison Corp.
COM
053611109
1053
17495

3470

14025
Avnet Inc. Convertible Contingent Notes
CONV
053807AL7
460
483000

0

483000
Bank Of America Corporation
COM
060505104
1274
23775

13671

10104
Bankunited Capital Trust Convertible Contingent Bonds
CONV
06652BAE3
468
500000

0

500000
Becton Dickinson
COM
075887109
816
11545

2955

8590
BP PLC Sponsored ADR
COM
055622104
355
5413

5413

0
Burlington Northern Santa Fe Inc.
COM
12189T104
6163
83921

20341

63580
Canadian National Railway Co.
COM
136375102
1029
24530

5060

19470
Capital One Financial Corp.
COM
14040H105
1088
13835

3210

10625
Carnival Corp. (Put on 4/15/08 @100)
CONV
143658AN2
248
200000

0

200000
Caterpillar Inc.
COM
149123101
6068
92215

25055

67160
Celgene Corp.
COM
151020104
9320
215250

52015

163235
Centurytel Inc. Convertible
CONV
156700AH9
594
563000

50000

513000
Chesapeake Energy Corp.
COM
165167107
933
32205

5265

26940
Chevron Corporation
COM
166764100
522
8054

7818

236
Church & Dwight Company Inc. Convertible Unsecured Notes
CONV
171340AC6
806
600000

25000

575000
Cincinnati Financial
COM
172062101
538
11170

0

11170
Cisco Systems Inc.
COM
17275R102
12106
526823

136990

389833
Citigroup Inc.
COM
172967101
1358
27334

9584

17750
Coach Inc.
COM
189754104
9991
290440

70995

219445
Coca-Cola Company
COM
191216100
509
11385

500

10885
Cognizant Technology Solutions Class A
COM
192446102
10979
148340

37530

110810
Colgate Palmolive Co.
COM
194162103
344
5545

3960

1585
ConocoPhillips
COM
20825c104
413
6945

4875

2070
CVS Corp.
COM
126650100
806
25085

10485

14600
Devon Energy Convertible Unsecured Notes
CONV
25179MAB9
1822
1450000

0

1450000
DIRECTV Group Inc.
COM
25459l106
6196
314850

75815

239035
Disney Walt Co.
COM
254687106
11394
368619

94754

273865
Disney Walt Co. Convertible Notes
CONV
254687AU0
824
732000

25000

707000
Electronic Arts Inc.
COM
285512109
11503
205997

52007

153990
Emerson Electric Co
COM
291011104
9523
113553

31923

81630
Enterprise Financial Services
COM
293712105
236
7650

7650

0
EOG Resources Inc.
COM
26875p101
1040
15990

3100

12890
Expeditors International of Washington
COM
302130109
4802
107725

27695

80030
Exxon Mobil Corporation
COM
30231g102
553
8235

7607

628
Fairfax Financial Holdings Ltd Convertible Senior Notes
CONV
303901AL6
377
400000

0

400000
Fedex Corporation
COM
31428x106
983
9045

1465

7580
Fiserv Inc
COM
337738108
943
20030

3080

16950
Franklin Resources Inc
COM
354613101
665
6285

1395

4890
GATX Corp.
CONV
361448AC7
244
200000

0

200000
General Electric Company
COM
369604103
525
14877

12777

2100
Gilead Sciences Inc.
COM
375558103
12579
182921

48356

134565
Goldman Sachs Group Inc.
COM
38141G104
14326
84687

21617

63070
Google Inc. Class A
COM
38259p508
12710
31625

8110

23515
Gorman-Rupp Company
COM
383082104
233
7125

1025

6100
Harley-Davidson Inc
COM
412822108
774
12335

3830

8505
Hartford Fincl Services Group
COM
416515104
994
11460

1885

9575
Health Management Associates Convertible Contingent Notes
CONV
421933AF9
306
300000

0

300000
Hershey Foods Inc.
COM
427866108
955
17860

2950

14910
Home Depot Inc
COM
437076102
246
6311

5468

843
Humana Inc
COM
444859102
6595
99785

18915

80870
Intel Corporation
COM
458140100
349
16985

8195

8790
Ishares DJ Select Dividend Index Fund
ETF
464287168
408
6140

6140

0
iShares Lehman 1-3YR Treasury Bond Fund
ETF
464287457
231
2880

2880

0
IShares MSCI EAFE Index Fund
ETF
464287465
762
11251

11251

0
Ishares Russell 2000 Index Fund
ETF
464287655
373
5180

5180

0
Johnson & Johnson
COM
478160104
1481
22798

7128

15670
JP Morgan Chase & Co.
COM
46625H100
10758
229080

59600

169480
Kellwood Company Convertible Step-Up Notes
CONV
488044AF5
242
270000

0

270000
Liberty Media Corp. Convertible Mortgage Backed Bonds
CONV
530715AG6
264
398000

43000

355000
Magnetek Inc.
COM
559424106
42
12000

2000

10000
Manitowoc Company Inc.
COM
563571108
5609
125240

29905

95335
Medtronic Inc  Convertible Contingent Debentures Series B
CONV
585055AD8
849
850000

50000

800000
MEMC Electronic Materials Inc.
COM
552715104
9323
254518

68743

185775
Microsoft Corporation
COM
594918104
993
36325

7735

28590
Microtek Medical Holdings, Inc.
COM
59515b109
58
16770

3050

13720
Motorola Inc.
COM
620076109
490
19615

2390

17225
National City Corp.
COM
635405103
555
15170

14545

625
National Oilwell Varco Inc
COM
637071101
797
13605

2435

11170
Newpark Resources Inc.
COM
651718504
64
12100

1100

11000
Nextel Communications Senior Convertible Notes
CONV
65332VAY9
564
573000

9000

564000
NII Holdings Inc.
COM
62913f201
7288
117240

34275

82965
Noram Energy Corporation Convertible Sub. Debentures
CONV
655419AC3
2837
2866150

149650

2716500
Oracle Corporation
COM
68389X105
9717
547732

134305

413427
Orbit International Corp.
COM
685559304
74
10562

1937

8625
Parker-Hannifin Corp
COM
701094104
999
12850

2120

10730
Pepsico Inc.
COM
713448108
903
13830

5625

8205
Pfizer Inc
COM
717081103
476
16798

15945

853
PHC Inc. Class A
COM
693315103
62
28750

0

28750
Pimco Corporate Opportunity Fund
ETF
72201b101
271
15084

15084

0
Polo Ralph Lauren Corp.
COM
731572103
5833
90170

21670

68500
Precision Castparts Corp.
COM
740189105
9808
155285

37280

118005
Procter & Gamble Co.
COM
742718109
1170
18884

5309

13575
Qualcomm Inc.
COM
747525103
418
11510

255

11255
Quest Diagnostics Inc.
COM
74834L100
8576
140230

32980

107250
Raymond James Financial Inc.
COM
754730109
219
7488

7488

0
Rohm & Haas Co.
COM
775371107
922
19470

2855

16615
Rydex S & P Equal Weight ETF
ETF
78355w106
220
4942

4942

0
Schering Plough Corporation
COM
806605101
12086
547120

140005

407115
Sears Holdings Corp.
COM
812350106
11379
71979

18609

53370
Starbucks Corporation
COM
855244109
1152
33820

10410

23410
Symantec Corporation
COM
871503108
7249
340650

81815

258835
T. Rowe Price Group Inc.
COM
74144t108
11688
244270

59160

185110
Target Corporation
COM
87612E106
1290
23350

5665

17685
Technology Investment Capital Corp.
ETF
878717305
284
19408

19408

0
U. S. Bancorp
COM
902973304
5262
158413

143725

14688
Unitedhealth Group Inc.
COM
91324p102
1393
28314

9734

18580
Verizon Communications
COM
92343v104
209
5634

5224

410
Versar Inc.
COM
925297103
54
14850

1850

13000
Walgreen Co.
COM
931422109
10679
240563

61208

179355
Wal-Mart Stores Inc.
COM
931142103
200
4064

3405

659
Weatherford International Ltd.
COM
G95089101
2797
67051

16246

50805
Xanser Corporation
COM
98389j103
66
11200

0

11200